PORTFOLIO OF INVESTMENTS

USAA Virginia Bond Fund

June 30, 2019 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.9%)

Virginia (91.0%)

$1,000	Alexandria IDA (PRE)	4.75%	1/01/2036 $	1,017
2,000	Amherst IDA	5.00	9/01/2026	2,001
2,000	Amherst IDA	4.75	9/01/2030	1,995
15,000	Arlington County IDA	5.00	7/01/2031	15,436
1,775	Arlington County IDA	5.00	2/15/2043	2,117
1,795	Beach Dev. Auth.	5.00	5/01/2029	2,076
3,250	Beach Dev. Auth.	5.00	9/01/2040	3,724
4,865	Beach Dev. Auth.	5.00	9/01/2044	5,550
700	Capital Region Airport Commission	4.00	7/01/2036	765
750	Capital Region Airport Commission	4.00	7/01/2038	817
10,000	Charles City County EDA	2.88	2/01/2029	10,359
5,000	Chesapeake Bay Bridge & Tunnel District (ETM)	5.50	7/01/2025	5,955
9,240	Chesapeake Bay Bridge & Tunnel District	5.00	7/01/2051	10,430
5,000	Chesapeake Bay Bridge & Tunnel District (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2041	5,864
1,000	Chesapeake Hospital Auth.	4.00	7/01/2039	1,100
4,000	Chesapeake Hospital Auth.	4.00	7/01/2043	4,350
6,520	City of Chesapeake Expressway Toll Road, 4.75%,
	7/15/2023	0.00(d)	7/15/2032	6,352
3,000	City of Chesapeake Expressway Toll Road, 4.88%,
	7/15/2023	0.00(d)	7/15/2040	2,878
5,000	City of Lynchburg	4.00	6/01/2044	5,314
7,055	City of Norforlk (LIQ - Bank Of America N.A.) (Put
	Date 7/05/2019)(a)	1.88	8/01/2037	7,055
880	City of Portsmouth (PRE)	5.00	2/01/2033	992
120	City of Portsmouth	5.00	2/01/2033	134
800	City of Richmond	5.00	3/01/2032	1,079
1,000	City of Richmond	5.00	3/01/2033	1,363
6,000	City of Richmond Public Utility	5.00	1/15/2038	6,671
6,000	City of Richmond Public Utility	4.00	1/15/2040	6,523
5,000	College Building Auth.	5.00	6/01/2029	5,001
11,710	College Building Auth.	5.00	6/01/2036	11,711
2,540	College Building Auth.	5.00	3/01/2041	2,595
10,000	College Building Auth.	5.00	3/01/2034	10,221
8,000	College Building Auth.	4.00	2/01/2035	8,688
2,725	College Building Auth.	5.00	9/01/2031	3,158
5,615	College Building Auth.	5.00	9/01/2032	6,494
6,380	College Building Auth.	5.00	9/01/2033	7,361
10,000	College Building Auth.	5.00	2/01/2031	12,505
4,000	College Building Auth.	5.00	2/01/2032	4,972
15,190	College Building Auth. (LIQ - U.S. Bancorp) (Put
	Date 7/05/2019)(a)	1.87	8/01/2034	15,193
965	College Building Auth.	4.00	1/15/2033	1,059
545	College Building Auth.	4.00	1/15/2035	594
650	College Building Auth.	4.00	1/15/2036	706
1,285	College Building Auth.	4.00	1/15/2043	1,376
10,000	Commonwealth Transportation Board	4.00	5/15/2042	10,992
3,350	Commonwealth Transportation Board	5.00	3/15/2032	4,144
9,190	Commonwealth Transportation Board	5.00	9/15/2032	11,350

1| USAA Virginia Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,000	Commonwealth Transportation Board	4.00%	5/15/2036 $	2,241
750	Commonwealth University	4.00	11/01/2037	845
350	Commonwealth University	5.00	11/01/2038	431
2,475	Commonwealth University	4.00	5/01/2048	2,744
6,315	Commonwealth University Health System Auth.
	(PRE)	4.75	7/01/2036	6,743
3,000	Commonwealth University Health System Auth.
	(PRE)	4.75	7/01/2041	3,203
5,500	Commonwealth University Health System Auth.	5.00	7/01/2046	6,458
2,250	Fairfax County EDA	5.00	10/01/2042	2,487
2,750	Fairfax County EDA	4.00	10/01/2042	2,835
2,000	Fairfax County EDA	5.00	10/01/2029	2,339
2,000	Fairfax County EDA	5.00	10/01/2030	2,326
2,000	Fairfax County EDA	5.00	10/01/2031	2,321
1,500	Fairfax County EDA	5.00	10/01/2032	1,739
2,200	Fairfax County EDA	5.00	10/01/2033	2,544
2,000	Fairfax County EDA	5.00	10/01/2034	2,307
2,620	Fairfax County EDA	5.00	10/01/2035	3,191
2,000	Fairfax County EDA	5.00	10/01/2036	2,425
2,800	Fairfax County EDA	5.00	12/01/2042	3,025
1,500	Fairfax County EDA	5.00	12/01/2032	1,645
4,000	Fairfax County EDA	5.00	4/01/2047	4,729
405	Fairfax County EDA (LIQ - Northern Trust Corp.)
	(Put Date 7/05/2019)(a)	1.75	12/01/2033	405
1,000	Fairfax County IDA	4.00	5/15/2042	1,039
14,000	Fairfax County IDA	5.00	5/15/2037	15,257
6,900	Fairfax County IDA	4.00	5/15/2044	7,297
1,500	Fairfax County IDA	4.00	5/15/2048	1,621
5,000	Front Royal & Warren County IDA	4.00	1/01/2050	5,286
1,500	Greater Richmond Convention Center Auth.	5.00	6/15/2032	1,757
4,700	Hampton Roads Sanitation District	5.00	8/01/2043	5,534
1,750	Hampton Roads Sanitation District (Put Date
	7/05/2019)(a)	1.90	8/01/2046	1,750
15,000	Hampton Roads Transportation Accountability
	Commission	5.00	7/01/2052	17,920
2,795	Hanover County EDA	4.50	7/01/2030	2,892
1,100	Hanover County EDA	4.50	7/01/2032	1,132
2,000	Hanover County EDA	5.00	7/01/2042	2,070
1,200	Hanover County EDA	5.00	7/01/2051	1,292
2,105	Henrico County EDA (PRE)	5.00	11/01/2030	2,346
1,200	Henrico County EDA	5.00	6/01/2024	1,275
140	Henrico County EDA	4.25	6/01/2026	145
2,500	Henrico County EDA	4.00	10/01/2035	2,530
2,500	Henrico County EDA	5.00	10/01/2037	2,840
4,480	Housing Dev. Auth.	4.60	9/01/2040	4,535
3,175	Housing Dev. Auth.	4.50	10/01/2036	3,287
7,000	Housing Dev. Auth.	3.60	5/01/2046	7,184
1,468	Lewistown Commerce Center Community Dev. Auth.	6.05	3/01/2044	1,395
707	Lewistown Commerce Center Community Dev. Auth.	6.05	3/01/2044	672
2,340	Lewistown Commerce Center Community Dev.
	Auth.(e)	6.05	3/01/2054	427
750	Lexington IDA	4.00	1/01/2031	791
1,000	Lexington IDA	4.00	1/01/2037	1,035
2,000	Lexington IDA	5.00	1/01/2043	2,162
1,000	Lexington IDA	5.00	1/01/2042	1,078
1,250	Lexington IDA	5.00	1/01/2048	1,345
1,000	Lexington IDA	5.00	1/01/2048	1,204
1,135	Loudoun County EDA	5.00	12/01/2031	1,322
800	Loudoun County EDA	5.00	12/01/2032	930
775	Loudoun County EDA	5.00	12/01/2033	900
805	Loudoun County EDA	5.00	12/01/2034	933
1,815	Loudoun County EDA (Put Date 7/05/2019)(a)	1.84	2/15/2038	1,815
3,895	Loudoun County EDA (Put Date 7/05/2019)(a)	1.95	2/15/2038	3,895
2,300	Loudoun County EDA (Put Date 7/05/2019)(a)	1.84	2/15/2038	2,300
4,255	Loudoun County EDA (Put Date 7/05/2019)(a)	1.94	2/15/2038	4,255
3,300	Loudoun County EDA (Put Date 7/05/2019)(a)	1.94	2/15/2038	3,300

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,000	Lynchburg EDA	5.00%	9/01/2043 $	3,266
2,250	Lynchburg EDA	5.00	1/01/2047	2,605
12,440	Lynchburg EDA (LOC - BB&T Corp.) (Put Date
	7/01/2019)(a)	1.95	1/01/2047	12,440
5,400	Lynchburg EDA (LIQ - J.P.Morgan Chase) (Put Date
	7/05/2019)(a),(c)	2.05	1/01/2025	5,400
1,375	Lynchburg EDA (LOC - BB&T Corp.) (Put Date
	7/05/2019)(a)	1.89	1/01/2047	1,375
3,532	Marquis Community Dev. Auth.(e),(f)	5.63	9/01/2041	2,353
5,389	Marquis Community Dev. Auth. (Zero Coupon)(e),(f)	0.00	9/01/2041	307
1,093	Marquis Community Dev. Auth., 7.50%,
	9/01/2021(c),(e),(f)	0.00(d)	9/01/2045	807
5,000	Montgomery County EDA (PRE)	5.00	6/01/2035	5,170
2,800	Norfolk Airport Auth.	5.00	7/01/2043	3,419
3,500	Norfolk EDA	5.00	11/01/2043	3,812
1,000	Norfolk EDA (PRE)	5.00	11/01/2030	1,113
1,000	Norfolk EDA (Put Date 7/05/2019)(a)	1.90	11/01/2034	1,000
1,240	Norfolk EDA (Put Date 7/05/2019)(a)	1.95	11/01/2034	1,240
1,600	Norfolk EDA (Put Date 11/01/2028)(g)	5.00	11/01/2048	2,016
1,100	Norfolk EDA	4.00	11/01/2048	1,200
350	Norfolk Redev. & Housing Auth.	5.50	11/01/2019	351
10,000	Port Auth. (PRE)	5.00	7/01/2040	10,000
3,000	Port Auth. (PRE)	5.00	7/01/2030	3,000
2,250	Prince Edward County IDA	4.00	9/01/2043	2,377
2,055	Prince Edward County IDA	5.00	9/01/2048	2,405
1,705	Prince William County IDA (PRE)	5.50	9/01/2031	1,855
1,000	Prince William County IDA (PRE)	5.50	9/01/2034	1,088
2,000	Prince William County IDA	5.50	9/01/2031	2,164
10,000	Prince William County IDA	5.00	11/01/2046	10,831
4,000	Public Building Auth.	4.00	8/01/2030	4,610
10,000	Public School Auth.	5.00	8/01/2024	11,787
4,000	Radford IDA (NBGA - Fannie Mae)	3.50	9/15/2029	4,143
2,340	Rappahannock Regional Jail Auth.	5.00	10/01/2034	2,767
1,165	Rappahannock Regional Jail Auth.	5.00	10/01/2035	1,379
7,310	Resources Auth.	4.00	11/01/2041	7,635
1,030	Resources Auth.	5.00	11/01/2032	1,178
1,270	Resources Auth. (PRE)	5.00	11/01/2040	1,333
165	Resources Auth.	5.00	11/01/2040	173
5,000	Resources Auth. (LIQ - J.P.Morgan Chase & Co.)
	(Put Date 7/05/2019)(a),(c)	1.93	11/01/2019	5,000
1,150	Roanoke County EDA	5.00	7/01/2033	1,188
110	Roanoke County EDA (PRE) (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2038	114
6,890	Roanoke County EDA (INS - Assured Guaranty
	Municipal Corp.)	5.00	7/01/2038	7,083
1,640	Roanoke County EDA	5.00	9/01/2036	1,936
4,060	Roanoke County EDA	5.00	9/01/2043	4,705
11,945	Small Business Financing Auth.	5.00	11/01/2040	12,281
420	Small Business Financing Auth.	5.00	4/01/2025	429
185	Small Business Financing Auth.	5.25	4/01/2026	189
855	Small Business Financing Auth.	5.50	4/01/2028	876
750	Small Business Financing Auth.	5.50	4/01/2033	767
600	Small Business Financing Auth. (LOC - Wells Fargo
	& Co.) (Put Date 7/05/2019)(a),(h)	1.87	7/01/2042	600
4,700	Small Business Financing Auth. (LOC - PNC
	Financial services Group) (Put Date
	7/05/2019)(a),(h)	1.89	7/01/2042	4,700
5,900	Stafford County EDA	5.00	6/15/2036	6,850
6,495	Stafford County EDA	4.00	6/15/2037	6,869
10,000	Tobacco Settlement Financing Corp.	5.00	6/01/2047	9,896
4,405	Univ. of Virginia	5.00	6/01/2037	4,937
5,000	Univ. of Virginia	4.00	4/01/2045	5,386
4,000	Univ. of Virginia	5.00	4/01/2042	4,817
5,000	Univ. of Virginia	5.00	4/01/2047	6,005
5,000	Univ. of Virginia	5.00	4/01/2046	6,011

3| USAA Virginia Bond Fund

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$5,000	Upper Occoquan Sewage Auth.	4.00%	7/01/2039 $	5,434
	7,435	Virginia Small Business Financing Authority (LOC -
		Bank Of America N.A.) (Put Date 7/01/2019)(a)	1.98	7/01/2030	7,435
	2,165	Washington County IDA (PRE)	5.25	8/01/2030	2,257
	2,160	Washington County IDA (PRE)	5.50	8/01/2040	2,257
	747	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	748
	2,000	Western Virginia Regional Jail Auth.	5.00	12/01/2038	2,377
	3,085	Western Virginia Regional Jail Auth.	5.00	12/01/2035	3,707
	3,250	Winchester EDA	5.00	1/01/2044	3,549
	3,250	Winchester EDA	5.00	1/01/2044	3,677
	5,000	Wise County IDA (Put Date 9/01/2020)(g)	2.15	10/01/2040	5,036
					649,483

District Of Columbia (4.4%)

2,825	Metropolitan Washington Airports Auth.	5.00	10/01/2029	2,851
500	Metropolitan Washington Airports Auth. (LOC - TD
	Bank N.A.) (Put Date 7/01/2019)(a)	2.01	10/01/2039	500
11,230	Metropolitan Washington Airports Auth. Dulles Toll
	Road Revenue	5.00	10/01/2039	11,332
5,500	Metropolitan Washington Airports Auth. Dulles Toll
	Road Revenue (INS - Assured Guaranty
	Municipal Corp.) (Zero Coupon)	0.00	10/01/2030	3,977
4,000	Metropolitan Washington Airports Auth. Dulles Toll
	Road Revenue	5.00	10/01/2053	4,257
1,500	Metropolitan Washington Airports Auth. Dulles Toll
	Road Revenue(b)	5.00	10/01/2044	1,798
1,000	Washington MTA (PRE)	5.13	7/01/2032	1,000
5,000	Washington MTA	5.00	7/01/2043	5,933
				31,648

Guam (5.5%)

1,255	Antonio B. Won Pat International Airport Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.75	10/01/2043	1,449
1,500	Government	5.00	1/01/2042	1,557
10,870	Government (LIQ - Barclays Bank plc) (LOC -
	Barclays Bank plc) (Put Date 7/05/2019)(a),(c)	2.10	12/01/2046	10,870
1,250	Government	5.00	12/01/2046	1,366
2,000	Government	5.00	11/15/2039	2,176
1,000	Government Waterworks Auth.	5.00	7/01/2037	1,133
3,250	Government Waterworks Auth.	5.00	7/01/2040	3,655
2,850	Government Waterworks Auth.	5.00	7/01/2035	3,109
1,500	Port Auth.	5.00	7/01/2048	1,722
1,000	Power Auth.	5.00	10/01/2034	1,066
1,000	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2044	1,120
4,000	Power Auth.	5.00	10/01/2040	4,492
500	Power Auth.	5.00	10/01/2031	552
750	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2039	843
4,000	Waterworks Auth.	5.50	7/01/2043	4,369
				39,479
	Total Municipal Obligations (cost: $696,194)			720,610
	Total Investments(cost:$696,194)			$720,610

Portfolio of Investments | 4

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$717,143	$3,467	$720,610
Total	$—	$717,143	$3,467	$720,610

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications. At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

5| USAA Virginia Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2019 (unaudited)

GENERAL NOTES

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee.

A.Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Virginia Bond Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Notes to Portfolio of Investments | 6

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $713,831,000 at June 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

7| USAA Virginia Bond Fund

Zero Coupon Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

(e)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(f)Security was classified as Level 3.

(g)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Notes to Portfolio of Investments | 8

(h)At June 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

9| USAA Virginia Bond Fund